Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments
Investments consist of the following:

	December 31,
	2023	2022
Investments of Consolidated Blackstone Funds	$4,319,483	$5,136,966
Equity Method Investments
Partnership Investments	5,924,275	5,530,419
Accrued Performance Allocations	10,775,355	12,360,684
Corporate Treasury Investments	803,870	1,053,540
Other Investments	4,323,639	3,471,642

	$26,146,622	$27,553,251

Reconciliation of Realized and Net Change in Unrealized Gains (Losses) to Other Income (Loss) - Net Gains (Losses) from Fund Investment Activities in Consolidated Statements of Operations
The following table presents the Realized and Net Change in Unrealized Gains (Losses) on investments held by the consolidated Blackstone Funds and a reconciliation to Other Income (Loss) — Net Gains (Losses) from Fund Investment Activities in the Consolidated Statements of Operations:

	Year Ended December 31,
	2023	2022	2021
Realized Gains (Losses)	$(42,756)	$99,457	$145,305
Net Change in Unrealized Gains (Losses)	(80,416)	(264,204)	289,938

Realized and Net Change in Unrealized Gains (Losses) from Consolidated Blackstone Funds	(123,172)	(164,747)	435,243
Interest and Dividend Revenue and Foreign Exchange Gains Attributable to Consolidated Blackstone Funds	66,371	59,605	26,381

Other Income (Loss) – Net Gains (Losses) from Fund Investment Activities	$(56,801)	$(105,142)	$461,624

Summarized Financial Information of Partnership's Equity Method Investments
The summarized financial information of Blackstone’s equity method investments for December 31, 2023 are as follows:

	December 31, 2023 and the Year Then Ended
	Real	Private	Credit &	Multi-Asset
	Estate	Equity	Insurance	Investing	Total
Statement of Financial Condition
Assets
Investments	$283,919,193	$196,798,070	$91,574,839	$30,667,406	$602,959,508
Other Assets	12,496,703	5,514,318	4,995,562	4,354,754	27,361,337

Total Assets	$296,415,896	$202,312,388	$96,570,401	$35,022,160	$630,320,845

Liabilities and Equity
Debt	$113,462,431	$22,205,324	$37,327,026	$179,610	$173,174,391
Other Liabilities	7,365,824	2,791,378	4,008,215	3,145,046	17,310,463

Total Liabilities	120,828,255	24,996,702	41,335,241	3,324,656	190,484,854

Equity	175,587,641	177,315,686	55,235,160	31,697,504	439,835,991

Total Liabilities and Equity	$296,415,896	$202,312,388	$96,570,401	$35,022,160	$630,320,845

Statement of Operations
Interest Income	$4,673,775	$1,779,971	$8,890,426	$20,995	$15,365,167
Other Income	10,786,480	1,130,841	324,061	382,840	12,624,222
Interest Expense	(6,614,272)	(1,340,522)	(2,583,654)	(5,872)	(10,544,320)
Other Expenses	(11,705,874)	(2,631,916)	(1,691,066)	(273,193)	(16,302,049)
Net Realized and Unrealized Gain (Loss) from Investments	(7,330,220)	12,955,425	1,124,916	2,579,602	9,329,723

Net Income	$(10,190,111)	$11,893,799	$6,064,683	$2,704,372	$10,472,743

The summarized financial information of Blackstone’s equity method investments for December 31, 2022 are as follows:

	December 31, 2022 and the Year Then Ended
	Real	Private	Credit &	Multi-Asset
	Estate	Equity	Insurance	Investing	Total
Statement of Financial Condition
Assets
Investments	$295,985,447	$190,972,309	$87,362,311	$29,969,945	$604,290,012
Other Assets	13,601,083	3,529,890	6,345,260	3,743,263	27,219,496

Total Assets	$309,586,530	$194,502,199	$93,707,571	$33,713,208	$631,509,508

Liabilities and Equity
Debt	$118,075,949	$23,197,140	$39,049,599	$244,796	$180,567,484
Other Liabilities	7,735,780	2,187,967	5,644,625	1,215,788	16,784,160

Total Liabilities	125,811,729	25,385,107	44,694,224	1,460,584	197,351,644

Equity	183,774,801	169,117,092	49,013,347	32,252,624	434,157,864

Total Liabilities and Equity	$309,586,530	$194,502,199	$93,707,571	$33,713,208	$631,509,508

Statement of Operations
Interest Income	$2,917,115	$2,017,933	$5,764,150	$11,052	$10,710,250
Other Income	9,432,802	1,047,067	690,193	64,156	11,234,218
Interest Expense	(3,644,118)	(761,405)	(1,450,447)	(2,743)	(5,858,713)
Other Expenses	(11,089,520)	(2,246,183)	(1,303,902)	(141,596)	(14,781,201)
Net Realized and Unrealized Gain (Losses) from Investments	7,807,056	2,252,738	(1,330,895)	377,489	9,106,388

Net Income	$5,423,335	$2,310,150	$2,369,099	$308,358	$10,410,942

The summarized financial information of Blackstone’s equity method investments for December 31, 2021 are as follows:

	December 31, 2021 and the Year Then Ended
	Real	Private	Credit &	Multi-Asset
	Estate	Equity	Insurance	Investing	Total
Statement of Financial Condition
Assets
Investments	$241,808,879	$183,955,290	$68,426,090	$31,463,207	$525,653,466
Other Assets	13,463,009	6,254,375	5,412,041	2,542,246	27,671,671

Total Assets	$255,271,888	$190,209,665	$73,838,131	$34,005,453	$553,325,137

Liabilities and Equity
Debt	$76,760,932	$21,155,516	$30,792,984	$522,291	$129,231,723
Other Liabilities	6,999,032	4,041,524	3,159,548	1,196,105	15,396,209

Total Liabilities	83,759,964	25,197,040	33,952,532	1,718,396	144,627,932

Equity	171,511,924	165,012,625	39,885,599	32,287,057	408,697,205

Total Liabilities and Equity	$255,271,888	$190,209,665	$73,838,131	$34,005,453	$553,325,137

Statement of Operations
Interest Income	$1,422,743	$1,640,406	$2,584,486	$3,559	$5,651,194
Other Income	6,115,960	542,022	306,490	92,357	7,056,829
Interest Expense	(1,475,065)	(359,017)	(427,459)	(2,406)	(2,263,947)
Other Expenses	(6,847,739)	(1,799,545)	(828,689)	(149,859)	(9,625,832)
Net Realized and Unrealized Gain from Investments	31,078,396	45,736,918	3,562,579	2,764,098	83,141,991

Net Income (Loss)	$30,294,295	$45,760,784	$5,197,407	$2,707,749	$83,960,235

Performance Fees Allocated to Funds
Accrued Performance Allocations to Blackstone were as follows:

	Real	Private	Credit &	Multi-Asset
	Estate	Equity	Insurance	Investing	Total
Accrued Performance Allocations, December 31, 2022	$5,334,117	$6,451,317	$569,898	$5,352	$12,360,684
Performance Allocations as a Result of Changes in Fund Fair Values	(1,582,400)	1,814,286	278,655	112,946	623,487
Foreign Exchange Gain	9,069	—	—	—	9,069
Fund Distributions	(770,184)	(1,171,683)	(248,774)	(27,244)	(2,217,885)

Accrued Performance Allocations, December 31, 2023	$2,990,602	$7,093,920	$599,779	$91,054	$10,775,355

Realized and Net Change in Unrealized Gains (Losses) on Investments	The following table presents the Realized and Net Change in Unrealized Gains (Losses) on these investments:

	Year Ended December 31,
	2023	2022	2021
Realized Gains (Losses)	$(4,881)	$(21,511)	$741
Net Change in Unrealized Gains (Losses)	17,392	(57,426)	39,549

	$12,511	$(78,937)	$40,290

Realized and Net Change in Unrealized Gains in Other Investments	The following table presents Blackstone’s Realized and Net Change in Unrealized Gains (Losses) in Other Investments:

	Year Ended December 31,
	2023	2022	2021
Realized Gains (Losses)	$(19,346)	$203,327	$163,199
Net Change in Unrealized Gains (Losses)	(47,017)	(1,128,244)	340,867

	$(66,363)	$(924,917)	$504,066